Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001172222
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	HAWAIIAN HOLDINGS INC
Entity Incorporation State Country Code	DE
Entity File Number	001-31443
Entity Tax Identification Number	71-0879698
Entity Address, Address Line One	3375 Koapaka Street
Entity Address, Address Line Two	Suite G-350
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96819
City Area Code	(808)
Local Phone Number	835-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false